Rotable spare parts, furniture and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Rotable spare parts, furniture and equipment, net
Summary of rotable spare parts, furniture and equipment, net

	Gross value				Accumulated depreciation				Net carrying value
	At December		At December		At December		At December		At December		At December
	31, 2021		31, 2020		31, 2021		31, 2020		31, 2021		31, 2020
Leasehold improvements to flight equipment	Ps.	5,328,605	Ps.	5,092,049	Ps.	(2,696,788)	Ps.	(3,354,166)	Ps.	2,631,817	Ps.	1,737,883
Pre-delivery payments*		5,224,632		4,920,126		—		—		5,224,632		4,920,126
Flight equipment		2,193,686		1,689,473		(1,330,958)		(1,223,560)		862,728		465,913
Construction and improvements in process		545,941		53,545		—		—		545,941		53,545
Constructions and improvements		153,485		175,407		(127,845)		(148,391)		25,640		27,016
Office furniture and equipment		60,362		67,035		(34,596)		(35,309)		25,766		31,726
Computer equipment		28,813		49,945		(24,693)		(42,126)		4,120		7,819
Workshop machinery and equipment		22,679		20,574		(8,243)		(7,641)		14,436		12,933
Communications equipment		12,049		14,803		(7,453)		(9,038)		4,596		5,765
Motorized transport equipment platform		11,542		15,247		(3,358)		(7,924)		8,184		7,323
Electric power equipment		11,011		20,448		(5,057)		(12,773)		5,954		7,675
Service carts on board		9,216		9,216		(6,874)		(6,112)		2,342		3,104
Workshop tools		8,664		27,727		(7,516)		(24,398)		1,148		3,329
Allowance for obsolescence		—		(3,000)		—		—		—		(3,000)
Total	Ps.	13,610,685	Ps.	12,152,595	Ps.	(4,253,381)	Ps.	(4,871,438)	Ps.	9,357,304	Ps.	7,281,157

* During the years ended December 31, 2021 and 2020, the Company capitalized borrowing costs of Ps.143,966 and Ps.384,038, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of Ps.84,273 and Ps.401,862, respectively.

													Motorized				Workshop
			Constructions										transport				machinery		Service						Construction and		Leasehold
	Flight		and		Computer		Office furniture		Electric power		Workshop		equipment		Communications		and		carts on		Allowance for		Pre-delivery		improvements		improvements to
	equipment		improvements		equipment		and equipment		equipment		Tools		platform		equipment		equipment		board		obsolescence		payments		in process		flight equipment		Total
Net balance as of December 31, 2019	Ps.	733,250	Ps.	40,950	Ps.	13,071	Ps.	36,660	Ps.	9,012	Ps.	4,852	Ps.	9,634	Ps.	5,777	Ps.	10,209	Ps.	2,121	Ps.	(3,000)	Ps.	4,507,770	Ps.	474,240	Ps.	1,540,788	Ps.	7,385,334
Additions		668,376		128		1,648		733		—		851		—		—		—		1,541		—		2,185,902		176,607		646,219		3,682,005
Disposals and transfers		(861,761)		—		—		—		—		—		—		—		—		—		—		(1,755,724)		(354,146)		—		(2,971,631)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		(17,822)		—		—		(17,822)
Other movements		—		2,317		713		101		36		—		222		1,083		4,273		—		—		—		(243,156)		235,509		1,098
Depreciation		(73,952)		(16,379)		(7,613)		(5,768)		(1,373)		(2,374)		(2,533)		(1,095)		(1,549)		(558)		—		—		—		(684,633)		(797,827)
As of December 31, 2020		465,913		27,016		7,819		31,726		7,675		3,329		7,323		5,765		12,933		3,104		(3,000)		4,920,126		53,545		1,737,883		7,281,157
Cost		1,689,473		175,407		49,945		67,035		20,448		27,727		15,247		14,803		20,574		9,216		(3,000)		4,920,126		53,545		5,092,049		12,152,595
Accumulated depreciation		(1,223,560)		(148,391)		(42,126)		(35,309)		(12,773)		(24,398)		(7,924)		(9,038)		(7,641)		(6,112)		—		—		—		(3,354,166)		(4,871,438)
Net balance as of December 31, 2020		465,913		27,016		7,819		31,726		7,675		3,329		7,323		5,765		12,933		3,104		(3,000)		4,920,126		53,545		1,737,883		7,281,157
Additions		517,234		—		1,470		63		1,938		1,708		4,796		—		4,173		—		—		1,130,669		547,220		1,755,614		3,964,885
Disposals and transfers		(2,781)		(14)		(61)		(3,462)		(2,491)		(277)		(5,078)		(587)		(872)		—		3,000		(885,855)		(28,088)		—		(926,566)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		59,692		—		—		59,692
Other movements		—		14,899		522		3,010		—		—		3,579		431		130		—		—		—		(26,736)		4,313		148
Depreciation		(117,638)		(16,261)		(5,630)		(5,571)		(1,168)		(3,612)		(2,436)		(1,013)		(1,928)		(762)		—		—		—		(865,993)		(1,022,012)
As of December 31, 2021		862,728		25,640		4,120		25,766		5,954		1,148		8,184		4,596		14,436		2,342		—		5,224,632		545,941		2,631,817		9,357,304
Cost		2,193,686		153,485		28,813		60,362		11,011		8,664		11,542		12,049		22,679		9,216		—		5,224,632		545,941		5,328,605		13,610,685
Accumulated depreciation		(1,330,958)		(127,845)		(24,693)		(34,596)		(5,057)		(7,516)		(3,358)		(7,453)		(8,243)		(6,874)		—		—		—		(2,696,788)		(4,253,381)
Net balance as of December 31, 2021	Ps.	862,728	Ps.	25,640	Ps.	4,120	Ps.	25,766	Ps.	5,954	Ps.	1,148	Ps.	8,184	Ps.	4,596	Ps.	14,436	Ps.	2,342	Ps.	—	Ps.	5,224,632	Ps.	545,941	Ps.	2,631,817	Ps.	9,357,304

a)  On 2021, the Company acquired two NEO spare engines (based on the terms of the Pratt & Whitney purchase agreement FMP), which were accounted for a cost for a total amount of Ps.394,254 (US$19,082). The Company had identified the major components as separate parts at their respective cost. These major components of the engine are presented as part of the flight equipment and depreciated over their useful life.
b)  During the years ended December 31, 2021, 2020 and 2019, the Company capitalized borrowing costs which amounted to Ps.143,966, Ps.384,038 and Ps.456,313, respectively (Note 23). The rate used to determine the amount of borrowing cost was 2.76%, 3.58% and 5.10%, for the years ended December 31, 2021, 2020 and 2019, respectively.
c)  Depreciation expense for the years ended December 31, 2021, 2020 and 2019, was Ps.1,022,012, Ps.797,827 and Ps.587,849, respectively. Depreciation charges for the year are recognized as a component of operating expenses in the consolidated statements of operations.
d)  In October 2005 and December 2006, the Company entered into purchase agreements with Airbus and International Aero Engines AG (“IAE”) for the purchase of aircraft and engines, respectively. Under such agreements and prior to the delivery of each aircraft and engine, the Company agreed to make pre-delivery payments, which were calculated based on the reference price of each aircraft and engine, and following a formula established for such purpose in the agreements.